RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)										9 Months Ended	12 Months Ended
	Jul. 15, 2024	Oct. 19, 2023	Oct. 19, 2023	Aug. 21, 2023	Dec. 30, 2021	Nov. 30, 2021	Oct. 19, 2021	May 13, 2021	Mar. 09, 2021	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 21, 2024	Sep. 06, 2023	May 01, 2023	Aug. 23, 2022	Jul. 16, 2020
Compass Digital Acquisition Corp [Member]
Related Party Transaction [Line Items]
Aggregate shares issued									5,750,000
Purchase price of founder shares									$ 25,000
Founder shares subject to forfeiture								721,402		750,000
Common stock issued and outstanding										20.00%	20.00%
Share price							$ 10.00				$ 10.00
Sale of per share											$ 10.00
Deferred offering costs
Working capital loans														$ 1,500,000
Per month for office space, secretarial and administrative service expenses										$ 10,000
Administrative service expense											$ 120,000	120,000
Administrative expenses from transactions with related party											280,000	160,000
Compass Digital Acquisition Corp [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Conversion of notes											$ 1,500,000
Price per warrant											$ 1.50
Compass Digital Acquisition Corp [Member] | 2021 Promissory Note [Member]
Related Party Transaction [Line Items]
Principal amount					$ 1,000,000
Withdrawn of outstanding working capital loans											$ 125,000	125,000
Compass Digital Acquisition Corp [Member] | 2024 Promissory Note [Member]
Related Party Transaction [Line Items]
Aggregate cover expenses													$ 2,500,000
Unpaid principal amount													$ 1,350,000
Price per warrant													$ 1.50
Outstanding promissory note amount											1,685,872	1,115,000
Compass Digital Acquisition Corp [Member] | Sponsor Employment Agreement [Member]
Related Party Transaction [Line Items]
Paid payroll and bonuses											36,969
Compass Digital Acquisition Corp [Member] | Polar Subscription Agreement [Member]
Related Party Transaction [Line Items]
Withdrawn of related party loans											1,457,550
Compass Digital Acquisition Corp [Member] | Institutional Anchor Investors [Member]
Related Party Transaction [Line Items]
Aggregate of shares transferred							20,000,000
Sale of per share							$ 10.00
Compass Digital Acquisition Corp [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Due from sponsor											114,586
Compass Digital Acquisition Corp [Member] | Sponsor [Member] | Polar Subscription Agreement [Member]
Related Party Transaction [Line Items]
Due from sponsor											42,450
Compass Digital Acquisition Corp [Member] | Polar Capital Investment [Member]
Related Party Transaction [Line Items]
Withdrawn of related party loans											1,500,000	1,500,000
Allocation of proceeds to debt and equity instruments issued											1,238,480	1,022,727
Loans payable current											261,520	227,273
Compass Digital Acquisition Corp [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from sponsor											157,036
Loans payable current											$ 261,520	$ 227,273
Compass Digital Acquisition Corp [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Sale of share			749,810
Conversion of stock, shares converted	2,600,000	600,000
Common stock, shares, issued											2,110,122	2,110,122
Common stock, shares, outstanding											2,110,122	2,110,122
Compass Digital Acquisition Corp [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Common stock, shares, issued											3,200,000	3,200,000
Common stock, shares, outstanding											3,200,000	3,200,000
Share price											$ 18.00
Price per warrant											$ 9.20
Compass Digital Acquisition Corp [Member] | Common Class A [Member] | 2021 Promissory Note [Member]
Related Party Transaction [Line Items]
Conversion price					$ 1.50
Compass Digital Acquisition Corp [Member] | Common Class A [Member] | Polar Capital Investment [Member]
Related Party Transaction [Line Items]
Allocation of proceeds to debt and equity instruments issued											$ 1,238,480	$ 1,022,727
Compass Digital Acquisition Corp [Member] | Common Class A [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Share price											$ 12.00
Compass Digital Acquisition Corp [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Sale of share						1,240,488
Aggregate of shares transferred						1,240,488
Sale of per share						$ 10.00
Compass Digital Acquisition Corp [Member] | IPO [Member]
Related Party Transaction [Line Items]
Aggregate of shares transferred							20,000,000
Sale of per share							$ 10.00				$ 10.00
Compass Digital Acquisition Corp [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Aggregate of shares transferred											1,547,727
Deferred offering costs											$ 10,414,655
Statement of operations and transaction costs											$ 352,186
Compass Digital Acquisition Corp [Member] | Founder Shares [Member] | Institutional Anchor Investors [Member]
Related Party Transaction [Line Items]
Share price											$ 6.73
Sale of per share											$ 0.004
Compass Digital Acquisition Corp [Member] | Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Shares forfeited											439,878
Common stock, shares, issued											2,110,122	2,110,122
Common stock, shares, outstanding											2,110,122	2,110,122
Compass Digital Acquisition Corp [Member] | Founder Shares [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Conversion of stock, shares converted		600,000
Compass Digital Acquisition Corp [Member] | Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Sale of share						1,240,488
Compass Digital Acquisition Corp [Member] | Founder Shares [Member] | IPO [Member]
Related Party Transaction [Line Items]
Stockholders equity deficit											$ 10,062,469
Compass Digital Acquisition Corp [Member] | Administrative Services Agreement [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Administrative service expense											120,000	$ 120,000
Key Mining Corp [Member]
Related Party Transaction [Line Items]
Purchase price of founder shares											$ 946,560
Sale of share				2,000,000
Common stock, shares, issued											91,118,389	77,222,388
Common stock, shares, outstanding											91,118,389	77,222,388
Share price															$ 0.139	$ 0.25
Deferred offering costs												$ 122,789
Accrued liability																	$ 1,237
Legal expense											$ 95,187	66,750
Success fee percentage											1500.00%
Success fee paid											$ 157,298
Consulting fees											120,000	115,000
Accounting fee											44,552	$ 64,116
Key Mining Corp [Member] | Director [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Director fees											2,500
Key Mining Corp [Member] | Director [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Director fees											5,000
Key Mining Corp [Member] | President [Member]
Related Party Transaction [Line Items]
Officers compensation											180,000
Key Mining Corp [Member] | General Manager of KMChile [Member]
Related Party Transaction [Line Items]
Officers compensation											144,000
Key Mining Corp [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Purchase price of founder shares											$ 4,352
Sale of share											1,404,001
Share price												$ 0.139
Price per warrant												$ 0.25